Summary of Significant Accounting Policies (Details) - USD ($)	11 Months Ended	12 Months Ended
	Nov. 15, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 29, 2017	Dec. 31, 2015	Feb. 18, 2015	Oct. 09, 2013
Property Plant And Equipment [Line Items]
Restricted cash		$ 2,865,000	$ 5,886,000
Allowance for doubtful accounts		$ 1,495,000	1,495,000	$ 0		$ 0
Depreciation method		straight line
Scrap value per light weight ton		$ 340
Vessel impairment losses		44,344,000	32,677,000	27,201,000
Direct Operating Costs		$ 6,180,000	7,172,000	6,381,000
Annual growth factor of management fees		1.00%
Utilization rate of fleet		98.60%
Amortization and write-off of deferred financing cost and discount		$ 7,258,000	9,744,000	4,003,000
Foreign currency exchange gains/(losses)		$ 21,000	(54,000)	11,000
Percentage allocations of the additional available cash		100.00%
Distribution policy members or limited partners description		As per the Partnership Agreement, within 45 days following the end of each quarter, to the extent and as may be declared by the Board, an amount equal to 100% of Available Cash with respect to such quarter shall be distributed to the partners as of the record date selected by the Board of Directors.
Revenue from Vessels		$ 231,361,000	211,652,000	190,524,000
Equity compensation expense		2,450,000	1,904,000	93,000
Cash distribution paid		10,261,000
Other Income		1,554,000	9,884,000	14,523,000
Amounts due from related parties, long-term - Fair Value		28,880,000	34,891,000
Cash collateral to the Term Loan B		$ 2,000,000
ASU 2016-18 | Effect of retrospective application
Property Plant And Equipment [Line Items]
Increase/ (decrease) in net cash provided by operating activities			(435,000)	5,286,000
Increase/ (decrease) in net cash provided financing activities			(1,407,000)	(5,347,000)
Increase/ (decrease) in cash and cash equivalents			(1,842,000)	(61,000)
Minimum
Property Plant And Equipment [Line Items]
Interval between vessel drydockings / special surveys		30 months
Maximum
Property Plant And Equipment [Line Items]
Interval between vessel drydockings / special surveys		60 months
Navios Holdings
Property Plant And Equipment [Line Items]
Income from credit default insurance			7,242,000	9,153,000
Other Income			7,623,000	9,635,000
Accrued interest and discount unwinding		$ 389,000
Amounts due from related parties, long-term - Fair Value		17,612,000
Write down on receivables		$ 2,000,000
Navios Containers
Property Plant And Equipment [Line Items]
Ownership percentage		33.50%			39.90%
Total Navios Partners' Capital
Property Plant And Equipment [Line Items]
Cash distribution paid		$ 10,261,000	0	0
Navios Holdings
Property Plant And Equipment [Line Items]
Supplemental credit default insurance maximum cash payment	$ 20,000,000
Navios Holdings | Navios Containers
Property Plant And Equipment [Line Items]
Sale of Stock, Percentage of Ownership after Transaction		3.70%
Navios Europe I
Property Plant And Equipment [Line Items]
Ownership percentage		5.00%						5.00%
Navios Europe I | Navios Holdings
Property Plant And Equipment [Line Items]
Ownership percentage								47.50%
Navios Europe II
Property Plant And Equipment [Line Items]
Ownership percentage		5.00%					5.00%
Navios Europe II | Navios Holdings
Property Plant And Equipment [Line Items]
Ownership percentage							47.50%
Voyage contracts
Property Plant And Equipment [Line Items]
Revenue from Vessels		$ 9,660,000	0	2,798,000
Time charter
Property Plant And Equipment [Line Items]
Revenue from Vessels		215,877,000	203,775,000	192,900,000
Pooling and profit sharing arrangements
Property Plant And Equipment [Line Items]
Revenue from Vessels		$ 5,824,000	7,877,000	(5,174,000)
Drybulk vessels
Property Plant And Equipment [Line Items]
Vessel useful life		25 years
Container vessels
Property Plant And Equipment [Line Items]
Vessel useful life		30 years
Ultra-Handymax Vessels | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee		$ 4,230	4,100
Panamax Vessels | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee		4,330	4,200
Capesize Vessels | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee		5,250	5,250
Container Vessels of TEU 6,800 | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee		6,700	6,700
Container Vessels of more than TEU 8,000 | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee		7,400	7,400
Container Vessels of more than TEU 13,000 | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee		8,750	8,750
Navios Gemini S
Property Plant And Equipment [Line Items]
Vessel impairment losses			2,373,000
YM Unity,YM Utmost,Navios Felicity and Navios Libra II
Property Plant And Equipment [Line Items]
Vessel impairment losses		44,344,000
MSC Cristina and the Navios Apollon
Property Plant And Equipment [Line Items]
Vessel impairment losses				27,201,000
One Vessel
Property Plant And Equipment [Line Items]
Vessel held and used, impairment losses			30,304,000
Letter Of Credit
Property Plant And Equipment [Line Items]
Restricted cash			5,500,000
Retention Accounts
Property Plant And Equipment [Line Items]
Restricted cash		865,000	386,000
Maintenance and Replacement
Property Plant And Equipment [Line Items]
Capital expenditures		26,787,000	14,859,000	11,899,000
Restricted Common Units
Property Plant And Equipment [Line Items]
Equity compensation expense		$ 2,450,000	$ 1,904,000	$ 93,000
Restricted common units vested in period		1,720,426